Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Consolidated total assets	$ 5,637,795	$ 5,718,620
Operating Segments | FPSO segment
Segment Reporting Information [Line Items]
Consolidated total assets	2,506,660	2,672,100
Operating Segments | Shuttle tanker segment
Segment Reporting Information [Line Items]
Consolidated total assets	1,765,664	1,673,348
Operating Segments | FSO segment
Segment Reporting Information [Line Items]
Consolidated total assets	516,567	407,634
Operating Segments | UMS segment
Segment Reporting Information [Line Items]
Consolidated total assets	190,440	213,829
Operating Segments | Towage segment
Segment Reporting Information [Line Items]
Consolidated total assets	398,610	382,973
Operating Segments | Conventional tanker segment
Segment Reporting Information [Line Items]
Consolidated total assets	3,360	4,818
Segment Reconciling Items [Member] | Cash and cash equivalents and restricted cash
Segment Reporting Information [Line Items]
Consolidated total assets	250,294	342,287
Segment Reconciling Items [Member] | Other assets
Segment Reporting Information [Line Items]
Consolidated total assets	$ 6,200	$ 21,631